Subsequent Events (Details) - Related Party [Domain]								1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 10, 2014 $ / shares shares	Oct. 03, 2014 USD ($) $ / shares shares	Sep. 09, 2014 $ / shares	Jul. 15, 2014 $ / shares	Dec. 13, 2013 $ / shares	Nov. 12, 2013 $ / shares	Oct. 10, 2013 $ / shares	Nov. 30, 2014 USD ($) ft²	Nov. 21, 2014 $ / shares shares	Oct. 31, 2013 $ / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares
Subsequent Event (Textual)
Aggregate principal amount | $											$ 10,000,000		$ 10,000,000
Number of common stock issued, shares														147,981		500,000
Convertible notes, principal amount | $											8,776,252		$ 8,776,252		$ 3,708,000	$ 3,758,000
Computation of potentially dilutive securities													33,404,000	52,095,000	47,095,000	56,560,952
Option vested													1,250,000	2,600,000	6,266,334	5,832,400
Number of warrants expired															1,000,000
Number of options expired															2,000,000
Rent expense | $											90,229	$ 56,387	$ 146,845	$ 112,582	$ 216,811	$ 217,817
Notes term													42 months
Other receivables | $											$ 200,000		$ 200,000
Phil Livingston [Member]
Subsequent Event (Textual)
Stock options, exercise price | $ / shares	$ 0.303		$ 0.42	$ 0.38	$ 0.528	$ 0.632	$ 0.609
Chief Financial Officer [Member]
Subsequent Event (Textual)
Number of common stock issued, shares															25,000
Option vested														25,000
Stock options, exercise price | $ / shares										$ 0.62
Common Stock [Member]
Subsequent Event (Textual)
Number of common stock issued, shares													2,619,538	401,500		500,000
Computation of potentially dilutive securities														7,756,000	7,756,000	7,856,000
Stock options, exercise price | $ / shares			$ 0.382
Subsequent Event [Member]
Subsequent Event (Textual)
Aggregate principal amount | $		$ 10,000,000
Stock options, exercise price | $ / shares									$ 0.2805
Area of land | ft²								4,045
Rent expense | $								$ 133,485
Subsequent event, description									The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of this base salary. Eighty percent of the cash bonus shall be based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved.
Subsequent Event [Member] | Phil Livingston [Member]
Subsequent Event (Textual)
Option vested	250,000
Stock options, exercise price | $ / shares	$ 0.303
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event (Textual)
Option to purchase of common stock shares									1,050,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event (Textual)
Option to purchase of common stock shares									420,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event (Textual)
Aggregate principal amount | $		$ 1,000,000
Number of common stock issued, shares		2,619,539
Stock price per share | $ / shares		$ 0.3817
Debt Instrument stated percentage		10.00%
Amortization payments | $		$ 333,334
Purchasers upon repayment of the notes | $		$ 350,000
Percentage of principal amount		5.00%
Notes and a structuring fee to the Investors | $		$ 9,850,000
Notes term		42 months
Description of variable rate basis		Note shall bear interest at a rate equal to LIBOR plus 9% per annum. Such interest shall be paid in cash except that 2% per annum of the interest shall be paid-in-kind.
Payment term monetization revenues description		we shall pay the Revenue Participant up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter.
Percentage of monetization revenues		85.00%